Investment Securities - Summary of Investment Securities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	¥ 316,392	¥ 235,567
Equity instruments at fair value through other comprehensive income	5,817,261	4,548,608
Debt instruments at fair value through other comprehensive income	24,016,184	22,811,423
Total investment securities	30,149,837	27,595,598
Domestic [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	234,095	165,593
Debt instruments at fair value through other comprehensive income	9,395,945	11,610,961
Domestic [member] | Japanese government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	78,561	72,549
Domestic [member] | Japanese municipal bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	142,557	93,044
Domestic [member] | Japanese corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	12,977
Domestic [member] | Debt instruments [member] | Japanese government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	7,547,377	9,576,298
Domestic [member] | Debt instruments [member] | Japanese municipal bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	1,053,332	1,087,625
Domestic [member] | Debt instruments [member] | Japanese corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	794,920	946,726
Domestic [member] | Debt instruments [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	316	312
Foreign [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	82,297	69,974
Debt instruments at fair value through other comprehensive income	14,620,239	11,200,462
Foreign [member] | Bonds issued by governments and official institutions excluding U.S. Treasury and other U.S. government agency bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	77,578	68,121
Foreign [member] | Mortgage-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	2,703
Foreign [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	2,016	1,853
Foreign [member] | Debt instruments [member] | U.S. Treasury and other U.S. government agency bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	6,062,125	5,232,456
Foreign [member] | Debt instruments [member] | Bonds issued by governments and official institutions excluding U.S. Treasury and other U.S. government agency bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	4,144,335	2,991,272
Foreign [member] | Debt instruments [member] | Mortgage-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	3,545,565	2,379,250
Foreign [member] | Debt instruments [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	868,214	597,484
Domestic equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	4,398,910	3,587,964
Foreign equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	¥ 1,418,351	¥ 960,644